Repurchase of Ordinary Shares (Details) - Share repurchase program in November 2018 $ / shares in Units, $ in Billions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Repurchase of Ordinary Shares
Aggregate value of shares authorized to repurchase | $	$ 2.0
Repurchase of ordinary shares (in shares) | shares	50,546,707
Share Price | $ / shares	$ 24.18